BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2023
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION

1.	Significant accounting policy

Statement of Compliance

These unaudited Condensed Interim Consolidated financial statements of the Company are as of June 30, 2023, and presented in US dollars, which is not the functional currency. The functional currency is the NIS. These unaudited interim condensed consolidated financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS and should be read in conjunction with the financial statements of the Company for the year ended December 31, 2022.

The policies applied in these Condensed Interim Consolidated financial statements are based on IFRS effective as of June 30, 2023, and are consistent with those included in the Company’s annual financial statements for the year ended December 31, 2022.

Basis of Consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Basis of measurement

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

2.	Critical Estimates and Assumptions

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The Company’s financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the Company’s financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates; the Company has determined the functional currency of each entity to be the New Israeli Shekel. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment. During there three and six months ended June 30, 2023, there have been not such changes. The Company’s presentation currency is the U.S. dollar.

The critical judgments and significant estimates in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are the same as at December 31, 2022:

a)	The useful life of property and equipment

Property and equipment are amortized or depreciated over their useful lives. Useful lives are based on management’s estimates of the period that the assets will generate revenue, which are periodically reviewed for continued appropriateness. Changes to estimates can result in significant variations in the amounts charged to the consolidated statement of comprehensive income in specific periods.

b)	Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by the Binomial model. The Binomial model is based on share price and exercise price and assumptions regarding expected volatility, term of share option, dividend yield and risk-free interest rate.

c)	Intangible assets and goodwill

Intangible assets and goodwill are tested for impairment annually or more frequently if three is an indication of impairment. The carrying value of intangibles with definite lives is reviewed each reporting period to determine whether there is any indication of impairment. If there are indications of impairment the impairment analysis is completed and if the carrying amount of an asset exceeds its recoverable amount, the asset is impaired and impairment loss is recognized.

d)	Derivative liability – Warrants

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company’s Common Shares and the expected life of the warrants.

e)	Going concern

In order to assess whether it is appropriate for the Company to continue as going concern, management is required to apply judgements and make estimates with regards to future cash flow projections. In arriving at this judgement there were several assumptions and estimates involved in calculating the future cash flow projections. These includes making estimates regarding the timing and amounts of future expenditures and the ability and timing to raising additional financing.

3.	New Accounting Standards

A number of amended standards became applicable for the current reporting period. The Company and its subsidiaries did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards:

1.IFRS 17 Insurance Contracts

2.Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

3.Definition of Accounting Estimates – Amendments to IAS 8

4.Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)